Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
Current		$ 32	$ 3,446
Previous year		1,054
Deferred			(423)
Income tax expenses		$ 1,086	$ 3,023